Fair value measurements (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of long-term investments in equity	$ 26.0	$ 22.6
Fair value, nonrecurring | Fair value, inputs, level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	13,620.6
Goodwill at fair value	9,028.0
Net intangible assets at fair value	$ 4,592.6